BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Nov. 11, 2013	Dec. 31, 2012	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011	Dec. 27, 2011
Net liabilities	$ (13,253)		$ (20,047)			$ (40,188)	$ (3,248)
Intangible assets	4,270	2,874					7,251
Goodwill	227,434	5,026	326,860	51,614	23,156	167,007	8,702
Net assets acquired		$ 10,963					$ 12,705